Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses

        Loan and lease receivables consist of the following:

	September 30, 2012	December 31, 2011
	(In Thousands)
Commercial real estate
Commercial real estate—owner occupied	$153,534	$150,528
Commercial real estate—non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513

Total commercial real estate	590,711	580,667

Commercial and industrial	255,202	237,099

Direct financing leases, net	16,462	17,128

Consumer and other
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682

Total consumer and other	16,459	16,652

Total gross loans and leases receivable	878,834	851,546
Less:
Allowance for loan and lease losses	14,706	14,155
Deferred loan fees	642	704

Loans and leases receivable, net	$863,486	$836,687

        The total principal amount of loans transferred to third parties, which consisted solely of participation interests in originated loans, during the three months ended September 30, 2012 and 2011 was $20.1 million and $10.9 million, respectively. For the nine months ended September 30, 2012 and 2011, $54.8 million and $21.0 million of loans were transferred to third parties, respectively. Each of the transfers of these financial assets met the qualifications for sale accounting and therefore $20.1 million and $54.8 million for the three and nine months ended September 30, 2012 and $10.9 million and $21.0 million for the three and nine months ended September 30, 2011 have been derecognized in the unaudited consolidated financial statements. The Corporation has a continuing involvement in each of the agreements by way of relationship management and servicing the loans; however, there are no further obligations required of the Corporation in the event of default, other than standard representations and warranties related to sold amounts. The loans were transferred at their fair value and no gain or loss was recognized upon the transfer as the participation interest was transferred at or near the date of loan origination. There were no other significant purchases or sales of loan and lease receivables or transfers to loans held for sale during the three and nine months ended September 30, 2012 and 2011.

        The total amount of outstanding loans transferred to third parties as loan participations sold at September 30, 2012 and December 31, 2011 was $44.7 million and $49.2 million, respectively, all of which were treated as a sale and derecognized under the applicable accounting guidance in effect at the time of the transfers of the financial assets. The Corporation's continuing involvement with these loans is by way of partial ownership, relationship management and all servicing responsibilities. As of September 30, 2012 and December 31, 2011, the total amount of the Corporation's partial ownership of loans on the Corporation's balance sheet was $63.9 million and $74.6 million, respectively. As of September 30, 2012 and December 31, 2011, $3.3 million and $3.4 million of the loans in this participation sold portfolio were considered impaired, respectively. Since December 2010, the Corporation recognized a total $2.7 million charge-off associated with specific credits within the retained portion of this portfolio of loans in accordance with the Corporation's allowance for loan and lease loss measurement process and policies. The Corporation does not share in the participant's portion of the charge-offs. The total amount of loan participations purchased on the Corporation's balance sheet as of September 30, 2012 and December 31, 2011 was $678,000 and $689,000, respectively.

        The following information illustrates ending balances of the Corporation's loan and lease portfolio, including impaired loans by class of receivable, and considering certain credit quality indicators as of September 30, 2012 and December 31, 2011:

	Category
As of September 30, 2012	I	II	III	IV	Total
	(Dollars in Thousands)
Commercial real estate:
Commercial real estate—owner occupied	$128,661	$6,778	$17,166	$929	$153,534
Commercial real estate—non-owner occupied	228,493	40,038	26,490	831	295,852
Construction and land development	33,845	1,485	9,089	5,739	50,158
Multi-family	49,875	6,848	793	49	57,565
1-4 family	18,331	4,510	8,074	2,687	33,602

Total commercial real estate	459,205	59,659	61,612	10,235	590,711

Commercial and industrial	231,407	7,866	14,336	1,593	255,202

Direct financing leases, net	11,933	2,862	1,667	—	16,462

Consumer and other:
Home equity and second mortgages	3,531	167	181	791	4,670
Other	10,665	—	—	1,124	11,789

Total consumer and other	14,196	167	181	1,915	16,459

Total gross loans and leases receivable	$716,741	$70,554	$77,796	$13,743	$878,834

Category as a % of total portfolio	81.56%	8.03%	8.85%	1.56%	100.00%

	Category
As of December 31, 2011	I	II	III	IV	Total
	(Dollars in Thousands)
Commercial real estate:
Commercial real estate—owner occupied	$117,065	$16,488	$14,004	$2,971	$150,528
Commercial real estate—non-owner occupied	236,868	34,823	30,657	2,249	304,597
Construction and land development	20,660	5,367	4,867	7,230	38,124
Multi-family	34,162	6,930	804	2,009	43,905
1-4 family	23,266	11,637	4,993	3,617	43,513

Total commercial real estate	432,021	75,245	55,325	18,076	580,667

Commercial and industrial	198,018	25,070	12,453	1,558	237,099

Direct financing leases, net	11,398	5,026	686	18	17,128

Consumer and other:
Home equity and second mortgages	3,524	188	256	1,002	4,970
Other	10,459	—	—	1,223	11,682

Total consumer and other	13,983	188	256	2,225	16,652

Total gross loans and leases receivable	$655,420	$105,529	$68,720	$21,877	$851,546

Category as a % of total portfolio	76.97%	12.39%	8.07%	2.57%	100.00%

        Credit underwriting through a committee process is a key component of the Corporation's operating philosophy. Business development officers have relatively low individual lending authority limits, and thus a significant portion of the Corporation's new credit extensions require approval from a loan approval committee regardless of the type of loan or lease, asset quality grade of the credit, amount of the credit, or the related complexities of each proposal. In addition, the Corporation makes every effort to ensure that there is appropriate collateral at the time of origination to protect the Corporation's interest in the related loan or lease.

        Each credit is evaluated for proper risk rating upon origination, at the time of each subsequent renewal, upon receipt and evaluation of updated financial information from our borrowers, or as other circumstances dictate. The Corporation uses a nine grade risk rating system to monitor the ongoing credit quality of its loans and leases. The risk rating grades follow a consistent definition, but are then applied to specific loan types based on the nature of the loan. Each risk rating is subjective and, depending on the size and nature of the credit, subject to various levels of review and concurrence on the stated risk rating. The Corporation groups loans into four loan and related risk categories which determine the level and nature of review by management.

        Category I—Loans and leases in this category are performing in accordance with the terms of the contract and generally exhibit no immediate concerns regarding the security and viability of the underlying collateral, financial stability of the borrower, integrity or strength of the borrower's management team or the industry in which the borrower operates. Loans and leases in this category are not subject to additional monitoring procedures above and beyond what is required at the origination or renewal of the loan or lease. The Corporation monitors Category I loans and leases through payment performance, continued maintenance of our personal relationships with such borrowers and continued review of such borrowers' compliance with the terms of the agreement.

        Category II—Loans and leases in this category are beginning to show signs of deterioration in one or more of the Corporation's core underwriting criteria such as financial stability, management strength, industry trends and collateral values. Management will place credits in this category to allow for proactive monitoring and resolution with the borrower to possibly mitigate the area of concern and prevent further deterioration or risk of loss to the Corporation. Category II loans are considered performing but are monitored frequently by the assigned business development officer and by a subcommittee of the Banks' loan committees.

        Category III—Loans and leases in this category are identified by the Corporation's business development officers and senior management as warranting special attention. However, the balance in this category is not intended to represent the amount of adversely classified assets held by the Banks. Category III loans and leases generally exhibit undesirable characteristics such as evidence of adverse financial trends and conditions, managerial problems, deteriorating economic conditions within the related industry, or evidence of adverse public filings and may exhibit collateral shortfall positions. Management continues to believe that it will collect all required principal and interest in accordance with the original terms of the contract, and therefore Category III loans are considered performing with no specific reserves established for this category. Category III loans are monitored on a monthly basis by management, loan committees of the Banks, and the Banks' Boards of Directors.

        Category IV—Loans and leases in this category are considered to be impaired. Impaired loans and leases have been placed on non-accrual as management has determined that it is unlikely that the Banks will receive the required principal and interest in accordance with the contractual terms of the agreement. Impaired loans are individually evaluated to assess the need for the establishment of specific reserves or charge-offs. When analyzing the adequacy of collateral, the Corporation obtains external appraisals at least annually for impaired loans and leases. External appraisals are obtained from the Corporation's approved appraiser listing and are independently reviewed to monitor the quality of such appraisals. To the extent a collateral shortfall position is present, a specific reserve or charge-off will be recorded to reflect the magnitude of the impairment. Loans and leases in this category are monitored on a monthly basis by management, loan committees of the Banks, and the Banks' Boards of Directors.

        Utilizing regulatory terminology, the Corporation identified $24.0 million and $3.9 million of loans and leases as Substandard and Special Mention, respectively, as of September 30, 2012. As of December 31, 2011, $42.6 million of loans were considered Substandard and no loans were considered Special Mention. No loans and leases were identified as Doubtful, or Loss at September 30, 2012 and December 31, 2011. The population of Special Mention and Substandard loans are a subset of Category III and Category IV loans.

        The delinquency aging of the loan and lease portfolio by class of receivable as of September 30, 2012 and December 31, 2011 were as follows:

As of September 30, 2012	30-59 days past due	60-89 days past due	Greater than 90 days past due	Total past due	Current	Total loans
	(Dollars in Thousands)
Accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$—	$—	$152,605	$152,605
Non-owner occupied	—	—	—	—	295,388	295,388
Construction and land development	4,025	—	—	4,025	40,924	44,949
Multi-family	—	—	—	—	57,516	57,516
1-4 family	—	—	—	—	30,915	30,915
Commercial & industrial	42	—	—	42	253,567	253,609
Direct financing leases, net	—	—	—	—	16,462	16,462
Consumer and other:
Home equity and second mortgages	—	—	—	—	3,879	3,879
Other	—	—	—	—	10,665	10,665

Total	4,067	—	—	4,067	861,921	865,988

Non-accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$117	$117	$812	$929
Non-owner occupied	—	—	464	464	—	464
Construction and land development	—	—	538	538	4,671	5,209
Multi-family	—	—	—	—	49	49
1-4 family	75	—	618	693	1,994	2,687
Commercial & industrial	—	—	208	208	1,385	1,593
Direct financing leases, net	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	—	—	128	128	663	791
Other	—	—	1,124	1,124	—	1,124

Total	75	—	3,197	3,272	9,574	12,846

Total loans and leases
Commercial real estate:
Owner occupied	$—	$—	$117	$117	$153,417	$153,534
Non-owner occupied	—	—	464	464	295,388	295,852
Construction and land development	4,025	—	538	4,563	45,595	50,158
Multi-family	—	—	—	—	57,565	57,565
1-4 family	75	—	618	693	32,909	33,602
Commercial & industrial	42	—	208	250	254,952	255,202
Direct financing leases, net	—	—	—	—	16,462	16,462
Consumer and other:
Home equity and second mortgages	—	—	128	128	4,542	4,670
Other	—	—	1,124	1,124	10,665	11,789

Total	$4,142	$—	$3,197	$7,339	$871,495	$878,834

Percent of portfolio	0.47%	—%	0.37%	0.84%	99.16%	100.00%

As of December 31, 2011	30-59 days past due	60-89 days past due	Greater than 90 days past due	Total past due	Current	Total loans
	(Dollars in Thousands)
Accruing loans and leases
Commercial real estate:
Owner occupied	$106	$—	$—	$106	$147,450	$147,556
Non-owner occupied	—	131	—	131	302,217	302,348
Construction and land development	3,942	—	—	3,942	26,953	30,895
Multi-family	—	—	—	—	41,896	41,896
1-4 family	—	—	—	—	40,007	40,007
Commercial & industrial	25	—	—	25	235,516	235,541
Direct financing leases, net	—	—	—	—	17,110	17,110
Consumer and other:
Home equity and second mortgages	—	—	—	—	3,968	3,968
Other	—	—	—	—	10,459	10,459

Total	4,073	131	—	4,204	825,576	829,780

Non-accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$2,011	$2,011	$961	$2,972
Non-owner occupied	—	155	1,625	1,780	469	2,249
Construction and land development	114	515	704	1,333	5,896	7,229
Multi-family	—	—	2,009	2,009	—	2,009
1-4 family	404	224	495	1,123	2,383	3,506
Commercial & industrial	21	—	298	319	1,239	1,558
Direct financing leases, net	—	—	—	—	18	18
Consumer and other:
Home equity and second mortgages	—	40	315	355	647	1,002
Other	—	—	1,222	1,222	1	1,223

Total	539	934	8,679	10,152	11,614	21,766

Total loans and leases
Commercial real estate:
Owner occupied	$106	$—	$2,011	$2,117	$148,411	$150,528
Non-owner occupied	—	286	1,625	1,911	302,686	304,597
Construction and land development	4,056	515	704	5,275	32,849	38,124
Multi-family	—	—	2,009	2,009	41,896	43,905
1-4 family	404	224	495	1,123	42,390	43,513
Commercial & industrial	46	—	298	344	236,755	237,099
Direct financing leases, net	—	—	—	—	17,128	17,128
Consumer and other:
Home equity and second mortgages	—	40	315	355	4,615	4,970
Other	—	—	1,222	1,222	10,460	11,682

Total	$4,612	$1,065	$8,679	$14,356	$837,190	$851,546

Percent of portfolio	0.54%	0.12%	1.02%	1.68%	98.32%	100.00%

        The Corporation's non-accrual loans and leases consisted of the following at September 30, 2012 and December 31, 2011, respectively.

	September 30, 2012	December 31, 2011
	(Dollars in Thousands)
Non-accrual loans and leases
Commercial real estate:
Commercial real estate—owner occupied	$929	$2,972
Commercial real estate—non-owner occupied	464	2,249
Construction and land development	5,209	7,229
Multi-family	49	2,009
1-4 family	2,687	3,506

Total non-accrual commercial real estate	9,338	17,965

Commercial and industrial	1,593	1,558

Direct financing leases, net	—	18

Consumer and other:
Home equity and second mortgage	791	1,002
Other	1,124	1,223

Total non-accrual consumer and other loans	1,915	2,225

Total non-accrual loans and leases	12,846	21,766
Foreclosed properties, net	2,187	2,236

Total non-performing assets	$15,033	$24,002

Performing troubled debt restructurings	$897	$111

	September 30, 2012	December 31, 2011
Total non-accrual loans and leases to gross loans and leases	1.46%	2.56%
Total non-performing assets to total gross loans and leases plus foreclosed properties, net	1.71	2.81
Total non-performing assets to total assets	1.26	2.04
Allowance for loan and lease losses to gross loans and leases	1.67	1.66
Allowance for loan and lease losses to non-accrual loans and leases	114.48	65.03

        As of September 30, 2012 and December 31, 2011, $10.8 million and $13.3 million of the impaired loans were considered troubled debt restructurings, respectively. As of September 30, 2012, there were no unfunded commitments associated with troubled debt restructured loans and leases.

	As of September 30, 2012			As of December 31, 2011
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
	(Dollars in Thousands)
Troubled debt restructurings:
Commercial real estate
Commercial real estate—owner occupied	4	$338	$277	5	$380	$352
Commercial real estate—non-owner occupied	6	972	831	6	971	902
Construction and land development	3	8,044	4,983	4	8,457	5,692
Multi-family	1	184	49	—	—	—
1-4 family	14	2,951	2,613	15	3,152	3,031
Commercial and industrial	7	2,250	1,048	9	2,394	1,393
Direct financing leases, net	—	—	—	1	32	18
Consumer and other:
Home equity and second mortgage	8	865	770	8	865	813
Other	1	2,076	1,124	1	2,076	1,222

Total	44	$17,680	$11,695	49	$18,327	$13,423

        All loans and leases modified as a troubled debt restructuring are evaluated for impairment. The nature and extent of the impairment of restructured loans, including those which have experienced a default, is considered in the determination of an appropriate level of the allowance for loan and lease losses.

        As of September 30, 2012 and December 31, 2011, our troubled debt restructurings grouped by type of concession were as follows:

	As of September 30, 2012		As of December 31, 2011
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
	(Dollars in Thousands)
Commercial real estate
Extension of term	2	$123	2	$127
Combination of extension and interest rate concession	26	8,630	28	9,850
Commercial and industrial
Extension of term	3	295	5	406
Combination of extension and interest rate concession	4	753	4	987
Consumer and other
Extension of term	2	1,211	5	1,603
Combination of extension and interest rate concession	7	683	4	432
Direct financing leases, net
Extension of term	—	—	1	18

Total	44	$11,695	49	$13,423

        The following table provides the number of loans and leases modified in a troubled debt restructuring during the previous 12 months which subsequently defaulted during the nine months ended September 30, 2012, as well as the recorded investment in these restructured loans as of September 30, 2012.

	Nine Months Ended September 30, 2012
	Number of Loans	Recorded Investment
	(Dollars in Thousands)
Commercial real estate:
Construction and land development	1	$110
1-4 family	1	223
Commercial and industrial	1	18
Consumer and other:
Home equity and second mortgage	1	20

Total	4	$371

        The following represents additional information regarding the Corporation's impaired loans and leases by class:

	Impaired Loans and Leases
	As of and for the Nine Months Ended September 30, 2012
	Recorded investment	Unpaid principal balance	Impairment reserve	Average recorded investment(1)	Foregone interest income	Interest income recognized	Net foregone interest income
	(In Thousands)
With no impairment reserve recorded:
Commercial real estate:
Owner occupied	$929	$929	$—	$1,710	$124	$2	$122
Non-owner occupied	676	676	—	1,433	174	207	(33)
Construction and land development	5,209	8,786	—	6,089	190	24	166
Multi-family	49	416	—	403	58	60	(2)
1-4 family	1,813	1,915	—	2,043	113	—	113
Commercial and industrial	862	1,031	—	1,440	80	25	55
Direct financing leases, net	—	—	—	5	—	1	(1)
Consumer and other:
Home equity and second mortgages	668	668	—	782	44	1	43
Other	1,124	1,612	—	1,164	85	1	84

Total	11,330	16,033	—	15,069	868	321	547

With impairment reserve recorded:
Commercial real estate:
Owner occupied	$—	$—	$—	$—	$—	$—	$—
Non-owner occupied	155	155	155	155	2	—	2
Construction and land development	530	530	190	541	15	—	15
Multi-family	—	—	—	—	—	—	—
1-4 family	874	875	322	892	38	—	38
Commercial and industrial	731	3,361	205	1,856	170	—	170
Direct financing leases, net	—	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	123	123	94	140	7	—	7
Other	—	—	—	—	—	—	—

Total	2,413	5,044	966	3,584	232	—	232

Total:
Commercial real estate:
Owner occupied	$929	$929	$—	$1,710	$124	$2	$122
Non-owner occupied	831	831	155	1,588	176	207	(31)
Construction and land development	5,739	9,316	190	6,630	205	24	181
Multi-family	49	416	—	403	58	60	(2)
1-4 family	2,687	2,790	322	2,935	151	—	151
Commercial and industrial	1,593	4,392	205	3,296	250	25	225
Direct financing leases, net	—	—	—	5	—	1	(1)
Consumer and other:
Home equity and second mortgages	791	791	94	922	51	1	50
Other	1,124	1,612	—	1,164	85	1	84

Grand total	$13,743	$21,077	$966	$18,653	$1,100	$321	$779

(1)
Average recorded investment is calculated primarily using daily average balances.

	Impaired Loans and Leases
	As of and for the Year Ended December 31, 2011
	Recorded investment	Unpaid principal balance	Impairment reserve	Average recorded investment(1)	Foregone interest income	Interest income recognized	Net Foregone Interest Income
	(In Thousands)
With no impairment reserve recorded:
Commercial real estate:
Owner occupied	$2,455	$3,669	$—	$5,177	$450	$200	$250
Non-owner occupied	2,249	4,081	—	5,261	424	—	424
Construction and land development	6,383	9,927	—	7,974	350	48	302
Multi-family	2,009	2,246	—	3,075	362	—	362
1-4 family	2,628	3,016	—	3,160	277	108	169
Commercial and industrial	1,139	1,320	—	3,820	384	424	(40)
Direct financing leases, net	—	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	803	827	—	884	62	1	61
Other	1,222	1,682	—	1,691	138	6	132

Total	18,888	26,768	—	31,042	2,447	787	1,660

With impairment reserve recorded:
Commercial real estate:
Owner occupied	$517	$517	$13	$358	$81	$—	$81
Non-owner occupied	—	—	—	—	—	—	—
Construction and land development	846	846	130	483	48	—	48
Multi-family	—	—	34	287	—	—	—
1-4 family	989	989	337	1,017	61	—	61
Commercial and industrial	419	419	276	384	24	—	24
Direct financing leases, net	18	18	18	13	1	—	1
Consumer and other:
Home equity and second mortgages	199	199	79	208	20	—	20
Other	1	1	1	1	—	—	—

Total	2,989	2,989	888	2,751	235	—	235

Total:
Commercial real estate:
Owner occupied	$2,972	$4,186	$13	$5,535	$531	$200	$331
Non-owner occupied	2,249	4,081	—	5,261	424	—	424
Construction and land development	7,229	10,773	130	8,457	398	48	350
Multi-family	2,009	2,246	34	3,362	362	—	362
1-4 family	3,617	4,005	337	4,177	338	108	230
Commercial and industrial	1,558	1,739	276	4,204	408	424	(16)
Direct financing leases, net	18	18	18	13	1	—	1
Consumer and other:
Home equity and second mortgages	1,002	1,026	79	1,092	82	1	81
Other	1,223	1,683	1	1,692	138	6	132

Grand total	$21,877	$29,757	$888	$33,793	$2,682	$787	$1,895

(1)
Average recorded investment is calculated primarily using daily average balances.

        The difference between the loans and leases recorded investment and the unpaid principal balance of $7.3 million and $7.9 million as of September 30, 2012 and December 31, 2011 represents partial charge-offs resulting from confirmed losses due to the value of the collateral securing the loans and leases being below the carrying values of the loans and leases. Impaired loans and leases also included $897,000 and $111,000 of loans that were performing troubled debt restructurings, and thus, while not on non-accrual, were reported as impaired, due to the concession in terms. When a loan is placed on non-accrual, interest accruals are discontinued and previously accrued but uncollected interest is deducted from interest income. Cash payments collected on non-accrual loans are first applied to principal. Foregone interest represents the interest that was contractually due on the note but not received or recorded. To the extent the amount of principal on a non-accrual note is fully collected and additional cash is received, the Corporation will recognize interest income.

        To determine the level and composition of the allowance for loan and lease losses, the Corporation breaks out the portfolio by segments and risk ratings. First, the Corporation evaluates loans and leases for potential impairment classification. The Corporation analyzes each loan and lease determined to be impaired on an individual basis to determine a specific reserve based upon the estimated value of the underlying collateral for collateral-dependent loans, or alternatively, the present value of expected cash flows. The Corporation applies historical trends from established risk factors to each category of loans and leases that has not been individually evaluated for the purpose of establishing the general portion of the allowance.

        A summary of the activity in the allowance for loan and lease losses by portfolio segment is as follows:

	As of and for the Nine Months Ended September 30, 2012
	Commercial real estate	Commercial and industrial	Consumer and other	Direct financing leases, net	Total
	(Dollars in Thousands)
Allowance for credit losses:
Beginning balance	$9,554	$3,977	$384	$240	$14,155
Charge-offs	(467)	(2,668)	(107)	—	(3,242)
Recoveries	291	65	38	—	394
Provision	572	2,764	83	(20)	3,399

Ending balance	$9,950	$4,138	$398	$220	$14,706

Ending balance: individually evaluated for impairment	$667	$205	$94	$—	$966

Ending balance: collectively evaluated for impairment	$9,283	$3,933	$304	$220	$13,740

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Loans and lease receivables:
Ending balance, gross	$590,711	$255,202	$16,459	$16,462	$878,834

Ending balance: individually evaluated for impairment	$10,235	$1,593	$1,915	$—	$13,743

Ending balance: collectively evaluated for impairment	$580,476	$253,609	$14,544	$16,462	$865,091

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Allowance as % of gross loans	1.68%	1.62%	2.42%	1.34%	1.67%

	As of and for the Nine Months Ended September 30, 2011
	Commercial real estate	Commercial and industrial	Consumer and other	Direct financing leases, net	Total
	(Dollars in Thousands)
Allowance for credit losses:
Beginning balance	$11,267	$4,277	$482	$245	$16,271
Charge-offs	(5,444)	(471)	(325)	—	(6,240)
Recoveries	277	432	69	19	797
Provision	3,488	(338)	187	(24)	3,313

Ending balance	$9,588	$3,900	$413	$240	$14,141

Ending balance: individually evaluated for impairment	$757	$252	$82	$25	$1,116

Ending balance: collectively evaluated for impairment	$8,831	$3,648	$331	$215	$13,025

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Loans and lease receivables:
Ending balance, gross	$602,869	$224,257	$18,012	$16,324	$861,462

Ending balance: individually evaluated for impairment	$22,900	$1,714	$2,490	$25	$27,129

Ending balance: collectively evaluated for impairment	$579,969	$222,543	$15,522	$16,299	$834,333

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Allowance as % of gross loans	1.59%	1.74%	2.29%	1.47%	1.64%